Organization and Basis of Presentation (Details) - USD ($)				1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 04, 2025	Feb. 06, 2023	Aug. 16, 2022	May 31, 2023	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 23, 2024	Dec. 14, 2024	Dec. 01, 2024	Dec. 01, 2023
Organization and Basis of Presentation [Line Items]
Common stock, shares authorized (in Shares)					245,000,000	70,000,000	70,000,000
Common stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)					5,000,000	5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Percentage of federal excise tax			1.00%			21.00%	21.00%
Percentage of excise tax			1.00%			(4.60%)	101.70%
Value of shares exercised to redeem (in Dollars)				$ 93,010,772
Exercised right to redeem (in Shares)											927,715
Excise tax liability (in Dollars)					$ 1,029,003	$ 1,029,003
Percentage of excise tax liability calculated					1.00%	1.00%
Percentage of interest on additional interest and penalty on exercise tax liability					10.00%	10.00%
Percentage of excise tax payable					5.00%	5.00%
Penalty percentage of the total liability					25.00%	25.00%
Accrued interest and penalty (in Dollars)					$ 322,058	$ 126,722
Consecutive business days	30 days				10 days
Market value (in Dollars)	$ 50,000,000				$ 50,000,000
Roth Ch Acquisition Co [Member]
Organization and Basis of Presentation [Line Items]
Number of shares exercised to redeem (in Shares)				8,989,488		8,989,488
Value of shares exercised to redeem (in Dollars)						$ 93,010,772
Exercised right to redeem (in Shares)							927,715
Excise tax liability (in Dollars)						$ 1,029,003
Percentage of excise tax liability calculated						1.00%
Common Stock [Member]
Organization and Basis of Presentation [Line Items]
Common stock, shares authorized (in Shares)		190,000,000			245,000,000	70,000,000			70,000,000
Common stock, par value (in Dollars per share)		$ 0.001			$ 0.0001	$ 0.0001				$ 0.0001
Member interests converted and exchanged for shares (in Shares)		5,000,000
Preferred Stock [Member]
Organization and Basis of Presentation [Line Items]
Preferred stock, shares authorized (in Shares)		10,000,000			5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)		$ 0.001			$ 0.0001			$ 0.0001
Preferred Stock [Member] | Subsidiaries [Member]
Organization and Basis of Presentation [Line Items]
Preferred stock, par value (in Dollars per share)		$ 0.001